Debt - Extinguishment of Debt (Details) - USD ($) $ in Millions		3 Months Ended			12 Months Ended
		Sep. 03, 2015	Jun. 04, 2015	Dec. 04, 2014	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014	Apr. 30, 2015	Feb. 03, 2015	Jul. 31, 2014	Feb. 28, 2014
Extinguishment of Debt [Line Items]
Increase (Decrease) in Principal						$ 1,390	$ 1,371
Increase (Decrease) in Carrying Value						1,178	1,409
Cash, increase (decrease), net change as a result of debt restructure activities						430	(485)
(Decrease) in Equity					$ (38)	(691)	(1,691)
Loss on restructure of debt		$ 1	$ 18	$ 30	(4)	(49)	(184)
Interest and debt expense incurred through restructure of debt	[1]						(205)
Debt Issuance [Member]
Extinguishment of Debt [Line Items]
Increase (Decrease) in Principal							2,212
Increase (Decrease) in Carrying Value							2,157
Proceeds from Debt Issuances, Net of Issuance Costs							2,157
(Decrease) in Equity							0
Interest and debt expense incurred through restructure of debt							0
Prepayment [Member]
Extinguishment of Debt [Line Items]
Face value of debt extinguished							(336)
Increase (Decrease) in Carrying Value							(332)
Decrease in Cash to Settle Long-term Debt Obligations							(339)
(Decrease) in Equity							0
Interest and debt expense incurred through restructure of debt							(3)
Other non-operating income expense net
Extinguishment of Debt [Line Items]
Loss on restructure of debt						(49)
Interest and debt expense incurred through restructure of debt							(184)
Interest Expense
Extinguishment of Debt [Line Items]
Interest and debt expense incurred through restructure of debt							(21)
Convertible Debt | Exchanged [Member]
Extinguishment of Debt [Line Items]
Increase (Decrease) in Principal							585
Face value of debt extinguished							(440)
Increase (Decrease) in Carrying Value							282
Decrease in Cash to Settle Long-term Debt Obligations							0
(Decrease) in Equity							(238)
Interest and debt expense incurred through restructure of debt							(49)
Convertible Debt | Conversion And Settlement [Member]
Extinguishment of Debt [Line Items]
Face value of debt extinguished						(121)	(770)
Increase (Decrease) in Carrying Value						(367)	(434)
Decrease in Cash to Settle Long-term Debt Obligations						(408)	(1,446)
(Decrease) in Equity						(15)	(886)
Interest and debt expense incurred through restructure of debt							(130)
Convertible Debt | Repurchase [Member]
Extinguishment of Debt [Line Items]
Face value of debt extinguished						(368)	(320)
Increase (Decrease) in Carrying Value						(319)	(264)
Decrease in Cash to Settle Long-term Debt Obligations						(1,019)	(857)
(Decrease) in Equity						(676)	(567)
Interest and debt expense incurred through restructure of debt							(23)
Convertible Debt | 2031B convertible senior notes | Conversion And Settlement [Member]
Extinguishment of Debt [Line Items]
Face value of debt extinguished						(114)
Increase (Decrease) in Carrying Value							275
Decrease in Cash to Settle Long-term Debt Obligations						(389)
Convertible Debt | 2033E convertible senior notes | Conversion And Settlement [Member]
Extinguishment of Debt [Line Items]
Face value of debt extinguished						(7)
Decrease in Cash to Settle Long-term Debt Obligations						(19)
Convertible Debt | 2033E convertible senior notes | Repurchase [Member]
Extinguishment of Debt [Line Items]
Face value of debt extinguished					(57)
Increase (Decrease) in Carrying Value					54
Decrease in Cash to Settle Long-term Debt Obligations					(94)
(Decrease) in Equity					(38)
Convertible Debt | 2043G convertible senior notes
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount					$ 1,025
Convertible Debt | 2043G convertible senior notes | Exchanged [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount							$ 1,030
Convertible Debt | Other non-operating income expense net | Conversion And Settlement [Member]
Extinguishment of Debt [Line Items]
Loss on restructure of debt						(22)
Convertible Debt | Other non-operating income expense net | Repurchase [Member]
Extinguishment of Debt [Line Items]
Loss on restructure of debt						(22)
Corporate bonds | Debt Issuance [Member]
Extinguishment of Debt [Line Items]
Increase (Decrease) in Principal						2,000
Increase (Decrease) in Carrying Value						1,979
Proceeds from Debt Issuances, Net of Issuance Costs						1,979
(Decrease) in Equity						0
Debt Instrument, Face Amount		$ 2,000				2,000
Corporate bonds | 2022 senior notes
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount											$ 600
Corporate bonds | 2023 senior notes
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount									$ 1,000
Corporate bonds | 2024 senior notes
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount								$ 550
Corporate bonds | 2025 senior notes
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount										$ 1,150
Corporate bonds | 2026 senior notes
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount								$ 450
Corporate bonds | Other non-operating income expense net | Debt Issuance [Member]
Extinguishment of Debt [Line Items]
Loss on restructure of debt						0
Notes Payable, Other Payables | Prepayment [Member]
Extinguishment of Debt [Line Items]
Face value of debt extinguished						(121)
Increase (Decrease) in Carrying Value						(115)
Decrease in Cash to Settle Long-term Debt Obligations						(122)
(Decrease) in Equity						0
Notes Payable, Other Payables | Other non-operating income expense net | Prepayment [Member]
Extinguishment of Debt [Line Items]
Loss on restructure of debt						$ (5)

[1]	$184 million included in other non-operating expense and $21 million included in interest expense